ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5%
	AEROSPACE & DEFENSE - 0.1%
94	Huntington Ingalls Industries, Inc. (c)	$35,711
108	Mercury Systems, Inc.(a)	7,874
		43,585
	APPAREL & TEXTILE PRODUCTS - 0.4%
1,066	Movado Group, Inc.	26,032
920	PVH Corporation	64,179
149	Tandy Leather Factory, Inc.	344
784	Weyco Group, Inc.	25,127
		115,682
	ASSET MANAGEMENT - 1.5%
111	Affiliated Managers Group, Inc.	30,714
3,116	Cannae Holdings, Inc.	35,429
1,928	Compass Diversified Holdings	15,154
1,097	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	40,315
2,186	Janus Henderson Group PLC	112,295
2,600	Medallion Financial Corporation(c)	22,256
1,107	Oppenheimer Holdings, Inc., Class A	98,733
136	Virtus Investment Partners, Inc.	18,271
1,099	Voya Financial, Inc.	75,084
		448,251
	AUTOMOTIVE - 2.4%
1,713	Autoliv, Inc.	180,139
2,061	BorgWarner, Inc. (c)	111,830
4,549	Dauch Corporation(a)	26,976
514	Fox Factory Holding Corporation(a)	8,460
1,213	Gentex Corporation	26,504
783	Gentherm, Inc.(a)	21,752
6,492	Goodyear Tire & Rubber Company (The)(a)	43,042
1,266	Harley-Davidson, Inc.	25,598
8,123	Holley, Inc.(a)	24,938
1,226	Lear Corporation	148,444
9,635	Microvast Holdings, Inc.(a)	14,452
712	Miller Industries, Inc.	32,432
876	Standard Motor Products, Inc.	30,432

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	AUTOMOTIVE - 2.4% (Continued)
256	Visteon Corporation	$23,324
		718,323
	BANKING - 14.4%
386	1st Source Corporation	26,715
1,974	Ameris Bancorp	153,952
351	Axos Financial, Inc.(a)	29,867
2,103	Bank OZK(c)	96,507
1,743	BankUnited, Inc.	78,714
551	Banner Corporation(c)	33,435
512	BayCom Corporation	15,219
462	Beacon Financial Corporation	13,860
1,452	Byline Bancorp, Inc.	45,840
443	C&F Financial Corporation	32,312
621	Capital Bancorp, Inc.	18,468
688	Cathay General Bancorp(c)	34,304
649	CNB Financial Corporation	18,795
378	Colony Bankcorp, Inc.	7,549
3,361	Columbia Banking System, Inc.	92,192
453	Community Trust Bancorp, Inc.	27,506
602	Customers Bancorp, Inc.(a)	41,785
1,788	CVB Financial Corporation	34,669
166	Eagle Bancorp Montana, Inc.	3,416
1,162	Enterprise Financial Services Corporation	62,876
568	FB Financial Corporation	29,502
830	Fifth Third Bancorp(c)	38,562
580	Financial Institutions, Inc.	18,392
862	First Bancorp(c)	48,574
3,809	First Commonwealth Financial Corporation	66,962
3,409	First Financial Bancorp	95,043
563	First Financial Corporation	35,582
2,117	First Hawaiian, Inc.	52,163
858	First Horizon Corporation(c)	19,528
2,066	First Interstate BancSystem, Inc., Class A(c)	69,004
2,371	First Merchants Corporation(c)	91,829

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	BANKING - 14.4% (Continued)
691	First Mid Bancshares, Inc.	$28,462
4,563	FNB Corporation	76,293
196	FS Bancorp, Inc.	7,564
1,622	Fulton Financial Corporation(c)	32,991
797	Glacier Bancorp, Inc.	35,602
2,296	Hancock Whitney Corporation	146,003
1,078	Hanmi Financial Corporation	28,416
2,595	Heritage Commerce Corporation	32,386
1,426	Heritage Financial Corporation(c)	37,076
613	Hilltop Holdings, Inc.	21,958
290	Home Bancorp, Inc.	17,568
2,189	Home BancShares, Inc.	58,950
739	HomeTrust Bancshares, Inc.	31,518
5,096	Huntington Bancshares, Inc.	79,752
1,618	Independent Bank Corporation (MA)(c)	121,690
739	Independent Bank Corporation (MI)	24,609
969	International Bancshares Corporation	65,204
828	Midland States Bancorp, Inc.	18,473
1,053	National Bank Holdings Corporation, Class A	41,235
527	NBT Bancorp, Inc.	22,440
5,135	Northwest Bancshares, Inc.	65,163
1,487	OceanFirst Financial Corporation	26,825
3,798	Old National Bancorp(c)	83,936
3,280	Old Second Bancorp, Inc.	66,125
1,935	Peoples Bancorp, Inc.	63,603
806	Pinnacle Financial Partners, Inc.	69,429
1,440	Prosperity Bancshares, Inc.	96,739
1,707	Renasant Corporation	61,674
243	Republic Bancorp, Inc., Class A	17,144
3,100	Republic First Bancorp, Inc.(a)	—
1,536	S&T Bancorp, Inc.(c)	64,251
2,299	Seacoast Banking Corporation of Florida	69,637
240	Sierra Bancorp	8,141
1,260	SouthState Bank Corporation	116,575

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	BANKING - 14.4% (Continued)
2,035	Stellar Bancorp, Inc.	$74,501
1,177	Towne Bank	39,630
787	TriCompany Bancshares	37,414
783	TrustCompany Bank Corporation	34,280
2,033	Trustmark Corporation	85,671
172	United Bancshares, Inc.	6,631
2,726	United Bankshares, Inc. (c)	112,911
2,462	United Community Banks, Inc.	77,528
507	Unity Bancorp, Inc.	26,278
577	Univest Financial Corporation	19,768
6,780	Valley National Bancorp	83,258
1,274	Webster Financial Corporation	88,441
1,252	WesBanco, Inc.	43,181
639	Westamerica BanCorporation	33,324
1,565	Western Alliance Bancorp	110,880
2,406	WSFS Financial Corporation(c)	157,497
1,988	Zions Bancorporation, National Association	114,549
		4,316,296
	BEVERAGES - 1.5%
1,840	Coca-Cola Consolidated, Inc.	352,801
466	MGP Ingredients, Inc.	8,570
2,211	Molson Coors Beverage Company, Class B(c)	95,206
		456,577
	BIOTECH & PHARMA - 2.7%
2,658	Alkermes PLC(a)	93,987
1,326	Amphastar Pharmaceuticals, Inc.(a),(c)	25,976
266	ANI Pharmaceuticals, Inc.(a)	20,455
2,094	Arrowhead Pharmaceuticals, Inc.(a),(c)	131,294
950	BioMarin Pharmaceutical, Inc.(a)	53,665
2,628	Elanco Animal Health, Inc.(a),(c)	62,888
981	Exelixis, Inc.(a)	42,075
1,389	Halozyme Therapeutics, Inc.(a)	89,771
1,009	Harmony Biosciences Holdings, Inc.(a),(c)	28,262
147	Innoviva, Inc.(a)	3,425

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	BIOTECH & PHARMA - 2.7% (Continued)
751	Jazz Pharmaceuticals PLC(a)	$141,977
110	Ligand Pharmaceuticals, Inc., Class B(a)	21,962
2,030	Pacira BioSciences, Inc.(a),(c)	45,878
408	Prestige Consumer Healthcare, Inc.(a)	24,182
652	Supernus Pharmaceuticals, Inc.(a)	33,702
		819,499
	CABLE & SATELLITE - 0.5%
268	Cable One, Inc.(a),(c)	24,444
6,035	Sirius XM Holdings, Inc.	139,288
		163,732
	CHEMICALS - 2.7%
1,362	AdvanSix, Inc.	33,233
905	Ashland, Inc.	50,327
727	Avient Corporation	26,390
492	Celanese Corporation	32,359
1,104	Eastman Chemical Company	84,257
3,877	Ecovyst, Inc.(a)	49,858
1,542	Huntsman Corporation	20,524
750	Intrepid Potash, Inc.(a)	32,078
1,203	Koppers Holdings, Inc.	46,532
1,208	Minerals Technologies, Inc.	85,672
2,074	Mosaic Company (The)	52,887
276	NewMarket Corporation	176,902
313	Quaker Chemical Corporation	38,884
990	Rayonier Advanced Materials, Inc.(a),(c)	10,959
292	Rogers Corporation(a)	31,340
684	Stepan Company	34,186
		806,388
	COMMERCIAL SUPPORT SERVICES - 2.2%
698	ABM Industries, Inc.	26,887
15,590	ADT, Inc.	102,426
954	AMN Healthcare Services, Inc.(a)	17,496
1,410	Aramark	57,161

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.2% (Continued)
2,869	BrightView Holdings, Inc.(a)	$33,826
1,080	Brink's Company (The)	111,920
962	CoreCivic, Inc.(a)	18,192
1,411	Deluxe Corporation(c)	38,859
2,372	GEO Group, Inc. (The)(a)	39,873
1,773	Kelly Services, Inc., Class A	15,691
535	Korn Ferry	33,678
1,408	ManpowerGroup, Inc.	41,480
520	UniFirst Corporation	130,827
		668,316
	CONSTRUCTION MATERIALS - 0.4%
2,871	Concrete Pumping Holdings, Inc.(a)	20,499
657	Simpson Manufacturing Company, Inc.	112,754
		133,253
	CONSUMER SERVICES - 1.0%
745	American Public Education, Inc.(a)	42,376
472	Carriage Services, Inc.	21,551
132	Graham Holdings Company, Class B	139,558
713	Matthews International Corporation, Class A	18,410
1,197	Perdoceo Education Corporation	44,540
333	Strategic Education, Inc.	27,626
		294,061
	CONTAINERS & PACKAGING - 0.5%
436	Greif, Inc., Class A	29,243
2,818	O-I Glass, Inc.(a)	29,617
208	Ranpak Holdings Corporation(a)	743
1,169	Sealed Air Corporation	49,156
1,286	Silgan Holdings, Inc.(c)	49,897
		158,656
	ELECTRICAL EQUIPMENT - 1.4%
513	Acuity, Inc.	143,753
695	Atkore, Inc.	40,943
257	Belden, Inc.	29,511
1,353	Hayward Holdings, Inc.(a)	18,103

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	ELECTRICAL EQUIPMENT - 1.4% (Continued)
676	Kimball Electronics, Inc.(a)	$16,015
153	Littelfuse, Inc.	51,921
195	Preformed Line Products Company	52,796
947	Sensata Technologies Holding PLC	33,353
1,288	Vontier Corporation	45,685
		432,080
	ENGINEERING & CONSTRUCTION - 0.9%
666	Installed Building Products, Inc.	176,590
1,648	Mistras Group, Inc.(a)	24,357
414	Primoris Services Corporation	59,219
151	Tutor Perini Corporation	11,656
		271,822
	ENTERTAINMENT CONTENT - 0.4%
3,066	AMC Networks, Inc., Class A(a)	20,818
2,617	Paramount Skydance Corporation, Class B	23,605
602	Sphere Entertainment Company(a)	70,675
		115,098
	FOOD - 2.4%
1,325	Cal-Maine Foods, Inc. (c)	104,874
2,117	Conagra Brands, Inc.	33,279
2,266	Darling Ingredients, Inc.(a)	140,152
1,052	Ingredion, Inc.	118,518
7,208	Krispy Kreme, Inc.	24,435
556	Post Holdings, Inc.(a)	54,966
30	Seaboard Corporation	169,621
312	Seneca Foods Corporation, Class A(a)	47,149
799	USANA Health Sciences, Inc.(a)	13,959
		706,953
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
477	Boise Cascade Company	36,180

	HEALTH CARE FACILITIES & SERVICES - 3.1%
3,160	Acadia Healthcare Company, Inc.(a)	73,912
4,239	AdaptHealth Corporation(a)	50,444

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.1% (Continued)
198	Charles River Laboratories International, Inc.(a)	$34,155
363	Chemed Corporation	137,120
1,252	DaVita, Inc.(a),(c)	192,420
6,374	GoodRx Holdings, Inc.(a)	12,493
426	Henry Schein, Inc.(a)	31,396
570	National HealthCare Corporation	91,029
1,184	Option Care Health, Inc.(a)	31,873
4,302	Pediatrix Medical Group, Inc.(a)	92,020
7,436	Sotera Health Company(a)	106,632
8,573	Teladoc Health, Inc.(a)	46,723
308	U.S. Physical Therapy, Inc.	23,088
		923,305
	HOME & OFFICE PRODUCTS - 0.3%
7,992	ACCO Brands Corporation	23,976
1,185	HNI Corporation	39,567
1,282	MillerKnoll, Inc.(c)	18,538
		82,081
	HOME CONSTRUCTION - 2.3%
352	American Woodmark Corporation(a)	14,020
1,120	Beazer Homes USA, Inc.(a),(c)	21,549
1,152	Century Communities, Inc.	66,102
1,715	Forestar Group, Inc.(a)	41,915
621	Green Brick Partners, Inc.(a),(c)	40,023
256	Hovnanian Enterprises, Inc., Class A(a)	28,393
857	Interface, Inc.	21,356
1,434	KB Home	74,209
426	LGI Homes, Inc.(a)	16,840
663	M/I Homes, Inc.(a)	81,184
834	Meritage Homes Corporation	51,575
906	Mohawk Industries, Inc.(a)	89,205
1,611	Taylor Morrison Home Corporation(a)	93,825
1,241	Tri Pointe Homes, Inc.(a)	57,992
		698,188

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	HOUSEHOLD PRODUCTS - 0.6%
2,504	Central Garden & Pet Company, Class A(a)	$81,180
1,843	Edgewell Personal Care Company	39,329
770	Spectrum Brands Holdings, Inc.	56,749
		177,258
	INDUSTRIAL INTERMEDIATE PRODUCTS – 1.4%
189	Eastern Company (The)	3,825
415	Gibraltar Industries, Inc.(a)	16,546
4,478	Hillman Solutions Corporation(a)	37,257
466	Insteel Industries, Inc.	15,662
388	Mueller Industries, Inc.	42,991
788	Park-Ohio Holdings Corporation	18,944
691	Proto Labs, Inc.(a)	39,401
485	Timken Company (The)	48,776
469	Valmont Industries, Inc.	187,398
		410,800
	INDUSTRIAL SUPPORT SERVICES - 1.3%
899	MSC Industrial Direct Company, Inc., Class A	82,951
3,738	Resideo Technologies, Inc.(a)	126,008
450	Rush Enterprises, Inc., Class A(c)	29,750
2,189	Titan Machinery, Inc.(a)	36,600
402	WESCO International, Inc.	109,995
		385,304
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1,110	Jefferies Financial Group, Inc.	45,810
610	Virtu Financial, Inc., Class A	26,828
		72,638
	INSURANCE - 6.1%
1,294	Assured Guaranty Ltd.	105,435
1,740	Axis Capital Holdings Ltd.	176,453
705	Brighthouse Financial, Inc.(a)	42,215
1,169	CNO Financial Group, Inc.	47,999
2,063	Donegal Group, Inc., Class A	35,442
1,882	Employers Holdings, Inc.	77,426
23,070	Genworth Financial, Inc., Class A(a)	187,328

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	INSURANCE - 6.1% (Continued)
1,716	Global Indemnity Group, LLC, Class A	$46,727
1,535	Heritage Insurance Holdings, Inc.(a)	40,294
2,186	Horace Mann Educators Corporation	93,298
1,269	Jackson Financial, Inc.	134,159
1,848	Kemper Corporation	56,475
793	Lincoln National Corporation	28,152
1,825	NMI Holdings, Inc., Class A(a)	68,456
5,200	Old Republic International Corporation	207,480
5,160	ProAssurance Corporation(a),(c)	127,555
391	Safety Insurance Group, Inc.	28,402
2,849	Security National Financial Corporation, Class A(a)	27,009
824	Selective Insurance Group, Inc.	62,121
6,419	SiriusPoint Ltd.(a)	138,265
246	Unico American Corporation(a)	—
2,961	United Fire Group, Inc.	109,735
		1,840,426
	INTERNET MEDIA & SERVICES - 1.0%
3,127	Angi, Inc.(a)	21,420
5,530	Bumble, Inc., Class A(a)	18,028
2,679	IAC, Inc.(a)	107,240
11,695	Lyft, Inc., Class A(a),(c)	155,544
		302,232
	LEISURE FACILITIES & SERVICES - 2.8%
10	Ark Restaurants Corporation(a)	66
128	Biglari Holdings, Inc.(a)	42,187
1,727	Boyd Gaming Corporation(c)	141,925
441	Brinker International, Inc.(a)	62,962
4,060	Caesars Entertainment, Inc.(a),(c)	107,306
911	Cheesecake Factory, Inc. (The)	49,877
1,994	El Pollo Loco Holdings, Inc.(a)	27,637
1,106	Golden Entertainment, Inc.	29,519
714	Hilton Grand Vacations, Inc.(a),(c)	27,932
2,641	Marcus Corporation (The)	45,346
1,390	Marriott Vacations Worldwide Corporation	90,517

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	LEISURE FACILITIES & SERVICES - 2.8% (Continued)
1,257	MGM Resorts International(a)	$46,522
2,918	Penn Entertainment, Inc.(a)	43,857
1,929	Portillo's, Inc.(a),(c)	10,204
419	RCI Hospitality Holdings, Inc.	9,557
1,742	Red Rock Resorts, Inc., Class A	92,953
		828,367
	LEISURE PRODUCTS - 1.4%
1,526	Acushnet Holdings Corporation	142,650
512	Brunswick Corporation	37,253
2,493	Callaway Golf Company(a)	34,603
481	Escalade, Inc.	8,259
652	Hasbro, Inc.	61,027
255	LCI Industries	31,360
1,071	Thor Industries, Inc.(c)	85,562
824	Winnebago Industries, Inc. (c)	25,536
		426,250
	MACHINERY - 2.4%
211	AGCO Corporation	24,449
80	Alamo Group, Inc.	13,198
990	Donaldson Company, Inc.	84,021
1,259	Gates Industrial Corporation PLC(a)	28,466
713	Helios Technologies, Inc.	46,138
3,688	Kennametal, Inc.	133,247
2,227	Manitowoc Company, Inc. (The)(a)	25,944
160	Middleby Corporation (The)(a)	21,213
670	Oshkosh Corporation	98,631
1,119	Regal Rexnord Corporation	209,544
504	Stanley Black & Decker, Inc.(c)	35,814
		720,665

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.7%
2,410	AngioDynamics, Inc.(a)	$27,402
1,437	Avanos Medical, Inc.(a)	20,132
299	Bio-Rad Laboratories, Inc., Class A(a)	83,346
317	CONMED Corporation	11,209
4,964	Dentsply Sirona, Inc.	57,582
1,619	Enovis Corporation(a)	36,832
3,519	Envista Holdings Corporation(a)	89,277
811	FONAR Corporation(a)	15,052
152	ICU Medical, Inc.(a)	19,631
2,932	Integra LifeSciences Holdings Corporation(a)	27,619
2,455	Neogen Corporation(a)	22,807
1,000	Omnicell, Inc.(a)	33,380
5,126	QIAGEN N.V.	205,245
1,015	QuidelOrtho Corporation(a),(c)	16,677
873	Teleflex, Inc.	104,420
83	Utah Medical Products, Inc.	5,145
2,518	Varex Imaging Corporation(a)	26,716
		802,472
	METALS & MINING - 1.3%
1,348	Alcoa Corporation	89,413
1,776	Constellium S.E.(a)	43,654
1,096	Core Natural Resources, Inc.	114,784
342	Kaiser Aluminum Corporation	41,214
1,927	Peabody Energy Corporation(c)	63,495
54	Ramaco Resources, Inc., Class B	548
3,406	SunCoke Energy, Inc.	22,173
		375,281
	OIL & GAS PRODUCERS - 7.8%
7,780	Antero Midstream Corporation	177,384
4,944	APA Corporation(c)	209,823
1,850	California Resources Corporation	128,057

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	OIL & GAS PRODUCERS - 7.8% (Continued)
1,272	Chord Energy Corporation	$180,853
1,180	CNX Resources Corporation(a)	45,489
10,225	Crescent Energy Company, Class A	138,037
119	Gulfport Energy Corporation(a)	25,177
1,161	HF Sinclair Corporation(c)	72,435
2,395	HighPeak Energy, Inc. (c)	16,525
1,701	Magnolia Oil & Gas Corporation, Class A	53,701
3,042	Matador Resources Company(c)	192,194
4,171	Murphy Oil Corporation	172,054
3,709	Northern Oil & Gas, Inc.	108,414
3,778	Ovintiv, Inc.	224,262
3,270	Par Pacific Holdings, Inc.(a)	204,833
2,804	Permian Resources Corporation	59,781
1,183	Riley Exploration Permian, Inc.	43,120
1,886	SandRidge Energy, Inc.	30,761
6,153	SM Energy Company	191,850
9,273	VAALCO Energy, Inc.(c)	58,791
		2,333,541
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
2,138	Bristow Group, Inc.	100,251
1,398	DMC Global, Inc.(a)	7,284
3,318	Helix Energy Solutions Group, Inc.(a)	32,815
1,537	Helmerich & Payne, Inc. (c)	55,378
1,175	Liberty Energy, Inc., Class A	33,840
810	Noble Corporation PLC	39,747
3,956	NOV, Inc.	74,412
4,596	Patterson-UTI Energy, Inc.	49,775
1,989	Ranger Energy Services, Inc.	34,091
3,549	RPC, Inc.(c)	25,127
		452,720
	PUBLISHING & BROADCASTING - 0.5%
11,313	Gray Media, Inc.	49,098
491	Nexstar Media Group, Inc.	88,788
		137,886

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
3,755	Five Point Holdings, LLC(a)	$18,174
501	Howard Hughes Holdings, Inc.(a),(c)	31,693
1,167	Legacy Housing Corporation(a)	23,842
		73,709
	REAL ESTATE SERVICES - 0.4%
3,910	Cushman & Wakefield Ltd.(a)	47,937
5,495	Newmark Group, Inc., Class A	82,370
		130,307
	RENEWABLE ENERGY - 0.2%
369	EnerSys	64,103

	RETAIL - CONSUMER STAPLES - 1.2%
331	Five Below, Inc.(a)	75,627
1,715	Grocery Outlet Holding Corporation(a)	12,091
1,554	Ingles Markets, Inc., Class A(c)	139,689
856	Natural Grocers by Vitamin Cottage, Inc.	22,128
1,480	Village Super Market, Inc., Class A	62,500
772	Weis Markets, Inc.	52,797
		364,832
	RETAIL - DISCRETIONARY - 5.9%
1,632	Academy Sports & Outdoors, Inc.	92,126
569	Advance Auto Parts, Inc.	30,015
2,746	American Eagle Outfitters, Inc.	45,858
518	Asbury Automotive Group, Inc.(a),(c)	101,222
1,108	AutoNation, Inc.(a)	216,348
387	BlueLinx Holdings, Inc.(a)	20,968
421	Dillard's, Inc., Class A	240,858
1,897	Driven Brands Holdings, Inc.(a)	23,921
715	Ethan Allen Interiors, Inc.	15,916
3,228	Gap, Inc. (The)	78,118
376	Group 1 Automotive, Inc.	124,317
4,436	Kohl's Corporation(c)	57,224
530	La-Z-Boy, Inc.	17,034
696	Lithia Motors, Inc., Class A(c)	173,805

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	RETAIL - DISCRETIONARY - 5.9% (Continued)
5,637	Macy's, Inc.	$101,973
1,526	MarineMax, Inc.(a),(c)	41,294
6,362	Mister Car Wash, Inc.(a)	44,343
1,747	Monro, Inc.(c)	28,022
648	Penske Automotive Group, Inc.(c)	96,889
3,987	Sally Beauty Holdings, Inc.(a),(c)	55,220
1,068	Shoe Carnival, Inc.	16,650
684	Signet Jewelers Ltd. (c)	57,894
479	Sonic Automotive, Inc., Class A	32,845
399	Urban Outfitters, Inc.(a),(c)	25,277
874	Victoria's Secret & Company(a)	40,519
		1,778,656
	SEMICONDUCTORS - 2.8%
1,111	Cirrus Logic, Inc.(a),(c)	160,673
1,178	Diodes, Inc.(a)	80,410
477	Kulicke & Soffa Industries, Inc.	31,348
473	MKS, Inc. (c)	108,700
2,964	Photronics, Inc.(a)	119,775
1,650	Qorvo, Inc.(a)	127,710
470	Silicon Laboratories, Inc.(a)	97,831
318	Skyworks Solutions, Inc.(c)	17,029
819	Ultra Clean Holdings, Inc.(a)	50,925
1,145	Veeco Instruments, Inc.(a),(c)	38,770
		833,171
	SOFTWARE - 1.1%
2,389	Adeia, Inc.	57,408
1,799	Bandwidth, Inc., Class A(a),(c)	32,058
2,036	Concentrix Corporation(c)	55,705
622	Digi International, Inc.(a)	29,980
2,791	Mitek Systems, Inc.(a)	37,679
3,974	Veradigm, Inc.(a)	18,479
2,502	Ziff Davis, Inc.(a),(c)	104,984
		336,293

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	SPECIALTY FINANCE - 3.8%
1,466	Air Lease Corporation	$95,202
2,356	Bread Financial Holdings, Inc.	176,441
871	Encore Capital Group, Inc.(a)	61,075
1,749	Essent Group Ltd. (c)	102,212
2,555	EZCORP, Inc., Class A(a)	64,846
2,512	First American Financial Corporation	151,448
3,984	LendingClub Corporation(a)	57,051
4,113	MGIC Investment Corporation	107,966
610	PennyMac Financial Services, Inc.	53,314
3,086	PRA Group, Inc.(a)	54,005
3,202	Radian Group, Inc.	105,922
1,368	Regional Management Corporation	44,118
781	Stewart Information Services Corporation	48,094
200	Willis Lease Finance Corporation	34,052
		1,155,746
	STEEL - 0.2%
301	Commercial Metals Company	18,491
2,155	Ryerson Holding Corporation	48,444
		66,935
	TECHNOLOGY HARDWARE - 2.2%
477	Arrow Electronics, Inc.(a)	68,407
1,713	Avnet, Inc.	105,555
1,497	Benchmark Electronics, Inc. (c)	83,922
499	CTS Corporation	23,832
434	Dolby Laboratories, Inc., Class A	26,066
939	Knowles Corporation(a)	24,114
872	NETGEAR, Inc.(a)	19,045
3,170	NetScout Systems, Inc.(a),(c)	100,774
8,952	Ribbon Communications, Inc.(a)	18,978
86	Sanmina Corporation(a)	11,149
172	TD SYNNEX Corporation	29,018
155	TTM Technologies, Inc.(a)	15,100
1,683	ViaSat, Inc.(a)	77,081

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY HARDWARE - 2.2% (Continued)
2,161	Viavi Solutions, Inc.(a)	$71,918
		674,959
	TECHNOLOGY SERVICES - 1.2%
674	Amdocs Ltd.	43,985
435	ASGN, Inc.(a)	16,839
57	CACI International, Inc., Class A(a)	31,000
630	CSG Systems International, Inc.	50,362
5,663	DXC Technology Company(a)	71,184
273	ICF International, Inc.	17,824
162	Insight Enterprises, Inc.(a)	10,856
2,581	Kyndryl Holdings, Inc.(a)	33,863
470	Maximus, Inc.	30,127
4,841	Repay Holdings Corporation(a)	12,587
509	V2X, Inc.(a)	34,866
		353,493
	TELECOMMUNICATIONS - 0.4%
1,327	ATN International, Inc.	36,121
1,986	Telephone and Data Systems, Inc.	83,611
		119,732
	TOBACCO & CANNABIS - 0.2%
971	Universal Corporation	51,172

	TRANSPORTATION & LOGISTICS – 2.9%
882	Alaska Air Group, Inc.(a)	32,440
942	Allegiant Travel Company(a),(c)	76,340
597	ArcBest Corporation	58,721
1,272	Copa Holdings S.A., Class A	144,512
1,034	Covenant Logistics Group, Inc., Class A	28,073
1,875	Hub Group, Inc., Class A	67,575
7,404	JetBlue Airways Corporation(a)	32,726
769	Knight-Swift Transportation Holdings, Inc.	44,279
1,336	Marten Transport Ltd.	17,542
712	Matson, Inc.	116,725

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	COMMON STOCKS — 97.5% (Continued)
	TRANSPORTATION & LOGISTICS – 2.9% (Continued)
299	Ryder System, Inc.	$61,208
1,564	Schneider National, Inc., Class B(c)	41,227
521	SkyWest, Inc.(a)	47,843
3,203	Sun Country Airlines Holdings, Inc.(a)	52,914
1,380	Werner Enterprises, Inc.	40,586
793	World Kinect Corporation(c)	18,294
		881,005
	TRANSPORTATION EQUIPMENT - 0.9%
1,613	Allison Transmission Holdings, Inc.	188,818
1,611	Greenbrier Companies, Inc. (The)	84,819
		273,637
	WHOLESALE - CONSUMER STAPLES - 0.7%
1,060	Andersons, Inc. (The)	76,087
2,893	United Natural Foods, Inc.(a)	130,358
		206,445
	WHOLESALE - DISCRETIONARY - 0.9%
104	Acme United Corporation	4,671
470	ePlus, Inc.(c)	35,367
786	G-III Apparel Group Ltd.	21,772
3,506	LKQ Corporation(c)	102,971
1,092	OPENLANE, Inc.(a)	31,832
491	PC Connection, Inc.	28,704
1,272	ScanSource, Inc.(a)	46,174
		271,491

	TOTAL COMMON STOCKS (Cost $26,119,199)	29,309,852

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

Shares		Value
	RIGHTS — 0.0%(d)
	ASSET MANAGEMENT - 0.0%(d)
2,313	Investindustrial Advisors SpA - CVR(a),(f)	$4,464

	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(d)
3,718	Resolute Forest Products, Inc. - CVR(a),(f)	8,329

	TOTAL RIGHTS (Cost $9,744)	12,793

	WARRANTS — 0.0%(d)
	TECHNOLOGY HARDWARE - 0.0%(d)
2,798	Xerox Holdings Corporation (Cost $11,944)(a)	253
	SHORT-TERM INVESTMENTS — 19.1%
	COLLATERAL FOR SECURITIES LOANED – 16.8%
5,044,091	Mount Vernon Liquid Assets Portfolio, 3.74%(b),(e)	5,044,091

	MONEY MARKET FUNDS - 2.3%
693,720	First American Treasury Obligations Fund, Class X, 3.59%(b)	693,720

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,737,811)	5,737,811

	TOTAL INVESTMENTS – 116.6% (Cost $31,878,698)	$35,060,709
	LIABILITIES IN EXCESS OF OTHER ASSETS – (16.6)%	(4,986,947)
	NET ASSETS - 100.0%	$30,073,762

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $5,013,540.
(d)	Amount represents less than 0.05%
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 is $5,044,091.
(f)	Fair value was determined using significant unobservable inputs.